Licensed Copyrights, Net - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Licensed Copyrights
Finite Lived License Agreements [Line Items]
Amortization expense	¥ 7,488,646	$ 1,025,940	¥ 7,087,769	¥ 7,780,928